Preferred Stock (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Class of Stock Disclosures [Abstract]
Number of shares authorized to be repurchased	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01